Major maintenance provision (Tables)	12 Months Ended
Dec. 31, 2023
Major maintenance provision.
Schedule of composition and changes of major maintenance provision

	December 31,							December 31, 2023
	2022		Additions			Disbursements		Short-term		Long-term
Major maintenance of assets under concession	Ps.	1,990,718	Ps.	550,085	(1)	Ps.	(421,522)	Ps.	629,683	Ps.	1,489,598

	December 31,							December 31, 2022
	2021		Additions			Disbursements		Short-term		Long-term
Major maintenance of assets under concession	Ps.	1,741,733	Ps.	646,948	(1)	Ps.	(397,963)	Ps.	949,197	Ps.	1,041,521

	December 31,							December 31, 2021
	2020		Additions			Disbursements		Short-term		Long-term
Major maintenance of assets under concession	Ps.	1,317,985	Ps.	626,790	(1)	Ps.	(203,042)	Ps.	692,788	Ps.	1,048,945
(1)

Includes Ps.201,688, Ps.174,871 and Ps.114,137, recognized as interest cost in the consolidated statement of income and other comprehensive income, for the unwinding effect of the present value calculation as of December 31, 2023, 2022 and 2021, respectively.